Subsequent events - Additional Information (Detail) - The Repurchase Plan - Common Stock - Subsequent Event ¥ in Billions	Nov. 14, 2024 JPY (¥) shares
Percentage Of Shares Authorized To Be Repurchased Equivalent Of Total Shares Outstanding	1.90%
Share Repurchase Program, Expiration Date	Mar. 21, 2025
Share Repurchase Program, Authorized, Number of Shares | shares	50,000,000
Share Repurchase Program, Authorized, Amount | ¥	¥ 100